Quarterly Holdings Report
for
Stock Selector All Cap Portfolio
March 31, 2022
VSACI-NPRT1-0522
1.9904322.100
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	138,500	3,272,755
Liberty Global PLC Class C (a)	559,300	14,491,463
		17,764,218
Entertainment - 1.5%
Activision Blizzard, Inc.	155,200	12,433,072
Cinemark Holdings, Inc. (a)	221,200	3,822,336
Electronic Arts, Inc.	103,700	13,119,087
Endeavor Group Holdings, Inc. (a)	87,600	2,585,952
Lions Gate Entertainment Corp.:
Class A (a)	23,700	385,125
Class B (a)	165,700	2,490,471
Marcus Corp. (a)	116,500	2,062,050
Netflix, Inc. (a)	42,300	15,845,157
Take-Two Interactive Software, Inc. (a)	44,700	6,872,178
The Walt Disney Co. (a)	166,400	22,823,424
Warner Music Group Corp. Class A	36,200	1,370,170
World Wrestling Entertainment, Inc. Class A	60,500	3,777,620
Zynga, Inc. (a)	87,900	812,196
		88,398,838
Interactive Media & Services - 6.4%
Alphabet, Inc. Class A (a)	93,100	258,943,685
Angi, Inc. (a)	262,400	1,487,808
IAC (a)	4,000	401,120
Meta Platforms, Inc. Class A (a)	391,800	87,120,648
Snap, Inc. Class A (a)	293,900	10,577,461
Twitter, Inc. (a)	49,800	1,926,762
Zoominfo Technologies, Inc. (a)	41,600	2,485,184
		362,942,668
Media - 0.5%
Advantage Solutions, Inc. Class A (a)	498,000	3,177,240
Altice U.S.A., Inc. Class A (a)	236,800	2,955,264
Comcast Corp. Class A	282,900	13,245,378
DISH Network Corp. Class A (a)	20,500	648,825
Liberty Broadband Corp. Class C (a)	62,600	8,471,032
S4 Capital PLC (a)	195,900	743,724
TechTarget, Inc. (a)	7,400	601,472
		29,842,935
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	244,200	31,343,070
TOTAL COMMUNICATION SERVICES		530,291,729
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.0%
Adient PLC (a)	46,200	1,883,574
Automobiles - 1.4%
Ferrari NV	12,100	2,638,889
Rivian Automotive, Inc.	12,800	643,072
Tesla, Inc. (a)	70,200	75,647,520
		78,929,481
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	36,500	6,269,240
ARAMARK Holdings Corp.	171,700	6,455,920
Booking Holdings, Inc. (a)	8,800	20,666,360
Brinker International, Inc. (a)	49,400	1,885,104
Caesars Entertainment, Inc. (a)	124,000	9,592,640
Chipotle Mexican Grill, Inc. (a)	4,800	7,593,744
Churchill Downs, Inc.	37,800	8,383,284
Compass Group PLC	157	3,379
Domino's Pizza, Inc.	11,400	4,639,914
Dutch Bros, Inc.	22,993	1,270,823
Flutter Entertainment PLC (a)	28,400	3,312,920
Hilton Worldwide Holdings, Inc. (a)	95,900	14,551,866
Lindblad Expeditions Holdings (a)	104,400	1,574,352
Marriott International, Inc. Class A (a)	82,800	14,552,100
McDonald's Corp.	9,300	2,299,704
Noodles & Co. (a)	226,700	1,353,399
Penn National Gaming, Inc. (a)	74,500	3,160,290
Planet Fitness, Inc. (a)	39,600	3,345,408
Restaurant Brands International, Inc.	39,700	2,319,472
Ruth's Hospitality Group, Inc.	57,675	1,319,604
Vail Resorts, Inc.	11,400	2,967,078
Wingstop, Inc.	11,300	1,326,055
		118,842,656
Household Durables - 0.2%
D.R. Horton, Inc.	50,200	3,740,402
Lennar Corp. Class A	55,200	4,480,584
Tempur Sealy International, Inc.	76,500	2,135,880
Tupperware Brands Corp. (a)	56,100	1,091,145
		11,448,011
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (a)	58,600	191,033,070
eBay, Inc.	124,700	7,140,322
Farfetch Ltd. Class A (a)	57,300	866,376
Global-e Online Ltd. (a)	46,700	1,577,526
Wayfair LLC Class A (a)	8,400	930,552
		201,547,846
Multiline Retail - 0.5%
Dollar General Corp.	43,600	9,706,668
Dollar Tree, Inc. (a)	48,400	7,751,260
Kohl's Corp.	36,100	2,182,606
Nordstrom, Inc.	65,700	1,781,127
Ollie's Bargain Outlet Holdings, Inc. (a)	60,100	2,581,896
Target Corp.	27,700	5,878,494
		29,882,051
Specialty Retail - 2.1%
American Eagle Outfitters, Inc.	283,900	4,769,520
Aritzia, Inc. (a)	47,200	1,926,662
Bath & Body Works, Inc.	53,600	2,562,080
Burlington Stores, Inc. (a)	58,582	10,671,883
Carvana Co. Class A (a)	21,500	2,564,735
Dick's Sporting Goods, Inc.	30,400	3,040,608
Five Below, Inc. (a)	43,000	6,809,910
Floor & Decor Holdings, Inc. Class A (a)	79,000	6,399,000
Lowe's Companies, Inc.	120,300	24,323,457
Ross Stores, Inc.	76,600	6,929,236
Sally Beauty Holdings, Inc. (a)	60,000	937,800
The Home Depot, Inc.	84,400	25,263,452
TJX Companies, Inc.	211,200	12,794,496
Victoria's Secret & Co. (a)	81,600	4,190,976
Warby Parker, Inc. (a)	90,000	3,042,900
		116,226,715
Textiles, Apparel & Luxury Goods - 1.7%
adidas AG	10,700	2,493,379
Canada Goose Holdings, Inc. (a)	21,500	564,952
Capri Holdings Ltd. (a)	392,800	20,185,992
Crocs, Inc. (a)	18,800	1,436,320
Deckers Outdoor Corp. (a)	24,200	6,625,234
Kontoor Brands, Inc.	62,200	2,571,970
Levi Strauss & Co. Class A	104,400	2,062,944
lululemon athletica, Inc. (a)	26,400	9,642,072
LVMH Moet Hennessy Louis Vuitton SE	4,000	2,855,197
NIKE, Inc. Class B	172,600	23,225,056
On Holding AG	9,100	229,684
PVH Corp.	124,100	9,507,301
Ralph Lauren Corp.	17,400	1,973,856
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	22,000	896,720
Tapestry, Inc.	339,100	12,597,565
		96,868,242
TOTAL CONSUMER DISCRETIONARY		655,628,576
CONSUMER STAPLES - 5.7%
Beverages - 1.9%
Boston Beer Co., Inc. Class A (a)	21,100	8,196,717
Brown-Forman Corp. Class B (non-vtg.)	250	16,755
Celsius Holdings, Inc. (a)	1,500	82,770
Constellation Brands, Inc. Class A (sub. vtg.)	38,185	8,794,769
Diageo PLC	22,400	1,136,231
Keurig Dr. Pepper, Inc.	213,900	8,106,810
Molson Coors Beverage Co. Class B	15,700	838,066
Monster Beverage Corp. (a)	188,200	15,037,180
PepsiCo, Inc.	65,100	10,896,438
Primo Water Corp.	36,800	524,400
The Coca-Cola Co.	871,400	54,026,800
		107,656,936
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)	11,300	763,993
Grocery Outlet Holding Corp. (a)	28,500	934,230
Performance Food Group Co. (a)	115,100	5,859,741
Sysco Corp.	16,500	1,347,225
U.S. Foods Holding Corp. (a)	156,300	5,881,569
Walgreens Boots Alliance, Inc.	800	35,816
Walmart, Inc.	185,600	27,639,552
		42,462,126
Food Products - 0.8%
Bunge Ltd.	29,700	3,291,057
Conagra Brands, Inc.	67,800	2,276,046
Darling Ingredients, Inc. (a)	17,700	1,422,726
Freshpet, Inc. (a)	14,100	1,447,224
Laird Superfood, Inc. (a)	35,100	126,711
Lamb Weston Holdings, Inc.	156,500	9,375,915
Mondelez International, Inc.	275,700	17,308,446
Nomad Foods Ltd. (a)	55,200	1,246,416
Post Holdings, Inc. (a)	14,900	1,031,974
Sanderson Farms, Inc.	2,600	487,474
Sovos Brands, Inc.	20,500	290,690
TreeHouse Foods, Inc. (a)	155,400	5,013,204
Tyson Foods, Inc. Class A	33,700	3,020,531
		46,338,414
Household Products - 1.3%
Colgate-Palmolive Co.	3,400	257,822
Energizer Holdings, Inc.	124,300	3,823,468
Kimberly-Clark Corp.	73,800	9,089,208
Procter & Gamble Co.	317,600	48,529,280
Reckitt Benckiser Group PLC	4,800	366,173
Reynolds Consumer Products, Inc.	170,000	4,987,800
The Clorox Co.	36,600	5,088,498
		72,142,249
Personal Products - 0.3%
BellRing Brands, Inc. (a)	10,811	249,518
Edgewell Personal Care Co.	40,200	1,474,134
Estee Lauder Companies, Inc. Class A	9,700	2,641,504
Herbalife Nutrition Ltd. (a)	217,800	6,612,408
Shiseido Co. Ltd.	15,100	762,678
The Beauty Health Co. (a)	170,404	2,876,420
Unilever PLC	27,896	1,266,556
		15,883,218
Tobacco - 0.7%
Altria Group, Inc.	270,900	14,154,525
Philip Morris International, Inc.	244,900	23,005,906
RLX Technology, Inc. ADR (a)	302,400	541,296
		37,701,727
TOTAL CONSUMER STAPLES		322,184,670
ENERGY - 3.9%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	51,100	1,860,551
Expro Group Holdings NV (a)	13,100	232,918
Halliburton Co.	379,200	14,360,304
Helmerich & Payne, Inc.	29,600	1,266,288
Liberty Oilfield Services, Inc. Class A (a)	173,800	2,575,716
Nextier Oilfield Solutions, Inc. (a)	115,900	1,070,916
Oceaneering International, Inc. (a)	147,900	2,242,164
Schlumberger Ltd.	98,800	4,081,428
U.S. Silica Holdings, Inc. (a)	150,600	2,810,196
Weatherford International PLC (a)	51,700	1,721,610
		32,222,091
Oil, Gas & Consumable Fuels - 3.3%
Africa Oil Corp.	112,600	201,755
Antero Resources Corp. (a)	180,100	5,498,453
Canadian Natural Resources Ltd.	332,500	20,588,589
CVR Energy, Inc.	17,300	441,842
Denbury, Inc. (a)	16,200	1,272,834
Energy Transfer LP	150,600	1,685,214
Exxon Mobil Corp.	843,100	69,631,629
Genesis Energy LP	457,500	5,357,325
Harbour Energy PLC	323,600	2,067,673
Hess Corp.	160,500	17,179,920
Imperial Oil Ltd.	88,900	4,302,244
Magnolia Oil & Gas Corp. Class A	8,600	203,390
MEG Energy Corp. (a)	1,342,900	18,336,442
Murphy Oil Corp.	220,400	8,901,956
Nextdecade Corp. (a)	34,600	229,052
Peabody Energy Corp. (a)	29,000	711,370
Phillips 66 Co.	129,400	11,178,866
Range Resources Corp. (a)	88,600	2,691,668
Targa Resources Corp.	47,600	3,592,372
Tellurian, Inc. (a)	146,500	776,450
Tourmaline Oil Corp.	107,500	4,953,006
Valero Energy Corp.	107,100	10,874,934
		190,676,984
TOTAL ENERGY		222,899,075
FINANCIALS - 11.2%
Banks - 5.0%
Bank of America Corp.	1,432,149	59,033,182
Bank of Ireland Group PLC (a)	977,600	6,281,178
BankUnited, Inc.	50,900	2,237,564
BNP Paribas SA	90,700	5,183,022
Citizens Financial Group, Inc.	265,253	12,023,918
Comerica, Inc.	49,875	4,510,196
JPMorgan Chase & Co.	246,641	33,622,101
M&T Bank Corp.	64,146	10,872,747
Piraeus Financial Holdings SA (a)	887,300	1,388,930
PNC Financial Services Group, Inc.	130,824	24,130,487
Signature Bank	25,911	7,604,619
Silvergate Capital Corp. (a)	17,331	2,609,529
Societe Generale Series A	246,107	6,597,479
Standard Chartered PLC (United Kingdom)	676,730	4,535,608
SVB Financial Group (a)	13,637	7,629,220
U.S. Bancorp	338,007	17,965,072
UniCredit SpA	452,647	4,883,043
Wells Fargo & Co.	1,373,844	66,576,480
Wintrust Financial Corp.	64,974	6,038,034
		283,722,409
Capital Markets - 2.7%
Bank of New York Mellon Corp.	619,048	30,723,352
BlackRock, Inc. Class A	30,684	23,447,792
Brookfield Asset Management, Inc. Class A	109,783	6,210,424
Cboe Global Markets, Inc.	56,499	6,464,616
Goldman Sachs Group, Inc.	21,138	6,977,654
Intercontinental Exchange, Inc.	214,236	28,304,860
Lazard Ltd. Class A	92,200	3,180,900
Morgan Stanley	76,095	6,650,703
Patria Investments Ltd.	238,500	4,247,685
S&P Global, Inc.	35,164	14,423,570
State Street Corp.	128,924	11,231,859
StepStone Group, Inc. Class A	186,155	6,154,284
Virtu Financial, Inc. Class A	140,519	5,230,117
		153,247,816
Consumer Finance - 0.7%
American Express Co.	68,480	12,805,760
Capital One Financial Corp.	112,154	14,724,699
OneMain Holdings, Inc.	250,300	11,866,723
		39,397,182
Diversified Financial Services - 0.0%
WeWork, Inc. (a)	429,000	2,925,780
Insurance - 2.6%
AIA Group Ltd.	143,800	1,501,543
Arch Capital Group Ltd. (a)	179,530	8,692,843
Arthur J. Gallagher & Co.	93,223	16,276,736
Chubb Ltd.	28,600	6,117,540
Globe Life, Inc.	86,000	8,651,600
Hartford Financial Services Group, Inc.	252,815	18,154,645
Marsh & McLennan Companies, Inc.	138,505	23,604,022
Prudential PLC	118,009	1,742,199
Reinsurance Group of America, Inc.	42,500	4,652,050
The Travelers Companies, Inc.	309,877	56,623,824
Unum Group	115,200	3,629,952
		149,646,954
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	179,100	7,380,711
MGIC Investment Corp.	370,309	5,017,687
		12,398,398
TOTAL FINANCIALS		641,338,539
HEALTH CARE - 12.4%
Biotechnology - 2.4%
ADC Therapeutics SA (a)	75,000	1,101,750
Agios Pharmaceuticals, Inc. (a)	54,000	1,571,940
Alnylam Pharmaceuticals, Inc. (a)	53,100	8,670,699
Ambrx Biopharma, Inc. ADR	50,000	206,000
Arcutis Biotherapeutics, Inc. (a)	63,000	1,213,380
Argenx SE ADR (a)	60,000	18,918,600
Ascendis Pharma A/S sponsored ADR (a)	72,300	8,485,128
Atara Biotherapeutics, Inc. (a)	134,000	1,244,860
Avid Bioservices, Inc. (a)	70,000	1,425,900
Beam Therapeutics, Inc. (a)	30,000	1,719,000
BeiGene Ltd. ADR (a)	8,500	1,603,100
BioNTech SE ADR (a)	21,800	3,718,208
Blueprint Medicines Corp. (a)	40,000	2,555,200
Celldex Therapeutics, Inc. (a)	50,000	1,703,000
Century Therapeutics, Inc.	65,000	818,350
Cerevel Therapeutics Holdings (a)	100,000	3,501,000
Cytokinetics, Inc. (a)	129,900	4,781,619
Denali Therapeutics, Inc. (a)	50,000	1,608,500
Erasca, Inc.	185,000	1,591,000
Exelixis, Inc. (a)	120,000	2,720,400
Fate Therapeutics, Inc. (a)	28,000	1,085,560
Forma Therapeutics Holdings, Inc. (a)	20,400	189,720
Generation Bio Co. (a)	70,000	513,800
Graphite Bio, Inc.	63,800	325,380
Imago BioSciences, Inc.	28,000	539,560
Innovent Biologics, Inc. (a)(b)	600,000	2,019,080
Instil Bio, Inc. (a)	100,000	1,075,000
Intellia Therapeutics, Inc. (a)	40,000	2,906,800
Janux Therapeutics, Inc.	45,000	645,300
Keros Therapeutics, Inc. (a)	34,000	1,848,920
Kymera Therapeutics, Inc. (a)	34,000	1,438,880
Legend Biotech Corp. ADR (a)	20,000	726,800
Mirati Therapeutics, Inc. (a)	25,000	2,055,500
Nuvalent, Inc. Class A (a)	42,600	591,714
Poseida Therapeutics, Inc. (a)	136,600	611,968
Prelude Therapeutics, Inc. (a)	52,290	360,801
PTC Therapeutics, Inc. (a)	86,000	3,208,660
Regeneron Pharmaceuticals, Inc. (a)	24,500	17,111,290
Relay Therapeutics, Inc. (a)	117,435	3,514,830
Repare Therapeutics, Inc. (a)	37,400	532,576
Revolution Medicines, Inc. (a)	63,800	1,627,538
Sarepta Therapeutics, Inc. (a)	30,000	2,343,600
Scholar Rock Holding Corp. (a)	15,000	193,350
Shattuck Labs, Inc. (a)	68,600	292,236
Stoke Therapeutics, Inc. (a)	42,500	894,625
TG Therapeutics, Inc. (a)	220,000	2,092,200
Twist Bioscience Corp. (a)	46,000	2,271,480
uniQure B.V. (a)	50,000	903,500
Vaxcyte, Inc. (a)	70,000	1,690,500
Vertex Pharmaceuticals, Inc. (a)	22,000	5,741,340
Verve Therapeutics, Inc.	18,000	410,760
Xencor, Inc. (a)	100,000	2,668,000
Xenon Pharmaceuticals, Inc. (a)	25,200	770,364
Zai Lab Ltd. (a)	450,000	2,048,700
Zentalis Pharmaceuticals, Inc. (a)	90,000	4,152,600
		138,560,566
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	930,000	41,189,700
DexCom, Inc. (a)	7,000	3,581,200
Envista Holdings Corp. (a)	170,000	8,280,700
Hologic, Inc. (a)	50,000	3,841,000
Insulet Corp. (a)	84,000	22,376,760
Intuitive Surgical, Inc. (a)	10,800	3,258,144
Masimo Corp. (a)	30,000	4,366,200
Novocure Ltd. (a)	20,000	1,657,000
Outset Medical, Inc. (a)	67,000	3,041,800
Penumbra, Inc. (a)	102,000	22,657,260
PROCEPT BioRobotics Corp.	48,500	1,697,015
ResMed, Inc.	40,000	9,700,400
Tandem Diabetes Care, Inc. (a)	54,000	6,279,660
		131,926,839
Health Care Providers & Services - 3.4%
1Life Healthcare, Inc. (a)	130,000	1,440,400
agilon health, Inc. (a)	360,000	9,126,000
Alignment Healthcare, Inc. (a)	229,800	2,580,654
Cano Health, Inc. (a)	630,000	4,000,500
Centene Corp. (a)	218,000	18,353,420
Cigna Corp.	82,000	19,648,020
Guardant Health, Inc. (a)	36,000	2,384,640
HCA Holdings, Inc.	12,800	3,207,936
Humana, Inc.	77,500	33,725,675
LifeStance Health Group, Inc.	334,450	3,381,290
Oak Street Health, Inc. (a)	430,000	11,558,400
Surgery Partners, Inc. (a)	130,000	7,156,500
UnitedHealth Group, Inc.	151,500	77,260,455
		193,823,890
Health Care Technology - 0.3%
Change Healthcare, Inc. (a)	200,000	4,360,000
Definitive Healthcare Corp.	45,000	1,109,250
Doximity, Inc.	56,000	2,917,040
Health Catalyst, Inc. (a)	15,129	395,321
Inspire Medical Systems, Inc. (a)	30,000	7,700,700
Medlive Technology Co. Ltd. (b)	220,000	219,573
Phreesia, Inc. (a)	50,000	1,318,000
		18,019,884
Life Sciences Tools & Services - 2.4%
10X Genomics, Inc. (a)	34,000	2,586,380
Agilent Technologies, Inc.	40,000	5,293,200
Avantor, Inc. (a)	150,000	5,073,000
Bio-Rad Laboratories, Inc. Class A (a)	10,800	6,082,884
Bruker Corp.	125,000	8,037,500
Charles River Laboratories International, Inc. (a)	28,000	7,951,160
Danaher Corp.	142,000	41,652,860
Lonza Group AG	12,800	9,311,358
Maravai LifeSciences Holdings, Inc. (a)	109,200	3,851,484
Olink Holding AB ADR (a)	70,000	1,236,200
Sartorius Stedim Biotech	6,187	2,549,527
Stevanato Group SpA	84,000	1,690,080
Thermo Fisher Scientific, Inc.	54,000	31,895,100
West Pharmaceutical Services, Inc.	21,000	8,624,910
		135,835,643
Pharmaceuticals - 1.6%
Arvinas Holding Co. LLC (a)	60,000	4,038,000
AstraZeneca PLC (United Kingdom)	84,000	11,139,496
Bristol-Myers Squibb Co.	160,000	11,684,800
Eli Lilly & Co.	124,000	35,509,880
Pharvaris BV (a)	60,000	1,122,000
Pliant Therapeutics, Inc. (a)	42,800	300,028
Roche Holding AG (participation certificate)	28,000	11,078,532
Royalty Pharma PLC	330,000	12,856,800
Theseus Pharmaceuticals, Inc.	40,000	461,200
UCB SA	17,000	2,039,538
		90,230,274
TOTAL HEALTH CARE		708,397,096
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.3%
Axon Enterprise, Inc. (a)	18,000	2,479,140
HEICO Corp. Class A	32,200	4,083,926
L3Harris Technologies, Inc.	46,800	11,628,396
Lockheed Martin Corp.	10,200	4,502,280
Northrop Grumman Corp.	10,100	4,516,922
Raytheon Technologies Corp.	198,100	19,625,767
The Boeing Co. (a)	139,300	26,675,950
		73,512,381
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	110,700	3,702,915
Airlines - 0.3%
JetBlue Airways Corp. (a)	1,176,700	17,591,665
Building Products - 1.1%
Carlisle Companies, Inc.	74,600	18,345,632
Fortune Brands Home & Security, Inc.	223,400	16,594,152
The AZEK Co., Inc. (a)	340,500	8,458,020
Trane Technologies PLC	124,600	19,026,420
		62,424,224
Commercial Services & Supplies - 0.6%
Cintas Corp.	33,700	14,335,643
Copart, Inc. (a)	15,700	1,969,879
CoreCivic, Inc. (a)	97,200	1,085,724
Waste Connections, Inc. (United States)	124,300	17,364,710
		34,755,956
Construction & Engineering - 0.3%
Willscot Mobile Mini Holdings (a)	495,100	19,373,263
Electrical Equipment - 0.6%
AMETEK, Inc.	206,900	27,554,942
Plug Power, Inc. (a)	32,300	924,103
Regal Rexnord Corp.	21,600	3,213,648
		31,692,693
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	59,900	11,655,342
Roper Technologies, Inc.	54,200	25,594,866
		37,250,208
Machinery - 2.3%
AGCO Corp.	111,900	16,340,757
Caterpillar, Inc.	138,400	30,838,288
Chart Industries, Inc. (a)	78,200	13,432,414
Columbus McKinnon Corp. (NY Shares)	114,700	4,863,280
Deere & Co.	63,200	26,257,072
Fortive Corp.	313,600	19,107,648
IDEX Corp.	63,000	12,078,990
ITT, Inc.	85,500	6,430,455
		129,348,904
Marine - 0.1%
Eagle Bulk Shipping, Inc.	34,700	2,363,417
Genco Shipping & Trading Ltd.	69,100	1,632,142
		3,995,559
Professional Services - 0.3%
Equifax, Inc.	26,885	6,374,434
TransUnion Holding Co., Inc.	106,000	10,954,040
		17,328,474
Road & Rail - 1.6%
CSX Corp.	766,900	28,720,405
Landstar System, Inc.	74,100	11,176,503
Lyft, Inc. (a)	50,800	1,950,720
Old Dominion Freight Lines, Inc.	52,700	15,740,436
Uber Technologies, Inc. (a)	469,100	16,737,488
Union Pacific Corp.	61,200	16,720,452
		91,046,004
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	34,200	1,527,030
TOTAL INDUSTRIALS		523,549,276
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 0.2%
Cisco Systems, Inc.	204,600	11,408,496
Electronic Equipment & Components - 0.5%
Cognex Corp.	54,400	4,196,960
Corning, Inc.	267,900	9,888,189
TE Connectivity Ltd.	70,100	9,181,698
Teledyne Technologies, Inc. (a)	6,400	3,024,832
Trimble, Inc. (a)	27,000	1,947,780
		28,239,459
IT Services - 4.2%
Affirm Holdings, Inc. (a)	45,871	2,122,910
Akamai Technologies, Inc. (a)	105,800	12,631,462
Block, Inc. Class A (a)	7,100	962,760
Capgemini SA	107,000	23,969,672
Cognizant Technology Solutions Corp. Class A	356,100	31,931,487
Cyxtera Technologies, Inc. Class A (a)	184,600	2,255,812
DXC Technology Co. (a)	43,700	1,425,931
ExlService Holdings, Inc. (a)	29,800	4,269,446
Gartner, Inc. (a)	26,700	7,942,182
Global Payments, Inc.	87,200	11,932,448
GoDaddy, Inc. (a)	145,000	12,136,500
MasterCard, Inc. Class A	91,200	32,593,056
MongoDB, Inc. Class A (a)	32,000	14,194,880
PayPal Holdings, Inc. (a)	152,600	17,648,190
Repay Holdings Corp. (a)	279,086	4,122,100
Snowflake, Inc. (a)	15,500	3,551,515
StoneCo Ltd. Class A (a)	38,400	449,280
Thoughtworks Holding, Inc.	19,900	414,119
Twilio, Inc. Class A (a)	58,900	9,707,309
Visa, Inc. Class A	181,700	40,295,609
Wix.com Ltd. (a)	39,200	4,094,832
Worldline SA (a)(b)	40,290	1,748,594
		240,400,094
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	128,910	14,095,019
Analog Devices, Inc.	262,700	43,392,786
Intel Corp.	287,700	14,258,412
Lam Research Corp.	4,200	2,257,962
Marvell Technology, Inc.	91,100	6,532,781
Microchip Technology, Inc.	251,300	18,882,682
Micron Technology, Inc.	431,200	33,586,168
NVIDIA Corp.	16,500	4,502,190
onsemi (a)	47,700	2,986,497
Skyworks Solutions, Inc.	46,600	6,210,848
		146,705,345
Software - 12.0%
Adobe, Inc. (a)	112,200	51,120,564
Alteryx, Inc. Class A (a)	39,200	2,803,976
Anaplan, Inc. (a)	282,300	18,363,615
Aspen Technology, Inc. (a)	45,300	7,491,261
Autodesk, Inc. (a)	94,600	20,277,510
AvidXchange Holdings, Inc.	14,900	119,945
Blackbaud, Inc. (a)	62,400	3,735,888
Blend Labs, Inc.	76,900	438,330
Braze, Inc.	6,800	281,996
Ceridian HCM Holding, Inc. (a)	101,600	6,945,376
Citrix Systems, Inc.	13,600	1,372,240
Constellation Software, Inc.	3,100	5,299,124
Coupa Software, Inc. (a)	31,000	3,150,530
Elastic NV (a)	79,600	7,080,420
Five9, Inc. (a)	6,400	706,560
GitLab, Inc.	4,900	266,805
HashiCorp, Inc.	5,600	302,400
HubSpot, Inc. (a)	18,400	8,738,896
Micro Focus International PLC	200,000	1,056,717
Microsoft Corp.	1,230,300	379,313,793
Mimecast Ltd. (a)	49,800	3,962,088
Momentive Global, Inc. (a)	86,800	1,411,368
New Relic, Inc. (a)	38,500	2,574,880
NortonLifeLock, Inc.	411,700	10,918,284
Palo Alto Networks, Inc. (a)	45,500	28,324,205
PTC, Inc. (a)	94,200	10,147,224
Salesforce.com, Inc. (a)	268,700	57,050,384
Samsara, Inc.	18,500	296,370
Smartsheet, Inc. (a)	17,900	980,562
Tenable Holdings, Inc. (a)	184,800	10,679,592
Workday, Inc. Class A (a)	83,300	19,947,018
Workiva, Inc. (a)	14,300	1,687,400
Zendesk, Inc. (a)	118,800	14,290,452
Zoom Video Communications, Inc. Class A (a)	22,400	2,625,952
		683,761,725
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	2,244,000	391,824,836
Western Digital Corp. (a)	88,400	4,389,060
		396,213,896
TOTAL INFORMATION TECHNOLOGY		1,506,729,015
MATERIALS - 3.0%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	25,400	6,347,714
Albemarle Corp. U.S.	30,500	6,745,075
Ashland Global Holdings, Inc.	9,000	885,690
CF Industries Holdings, Inc.	100,000	10,306,000
Corteva, Inc.	112,600	6,472,248
DuPont de Nemours, Inc.	70,400	5,180,032
Eastman Chemical Co.	10,400	1,165,424
Ecolab, Inc.	33,600	5,932,416
Element Solutions, Inc.	57,600	1,261,440
FMC Corp.	8,300	1,092,031
Huntsman Corp.	44,800	1,680,448
International Flavors & Fragrances, Inc.	33,400	4,386,422
Linde PLC	58,000	18,526,940
Livent Corp. (a)	55,700	1,452,099
LyondellBasell Industries NV Class A	35,900	3,691,238
Nutrien Ltd.	54,700	5,653,989
Olin Corp.	66,800	3,492,304
PPG Industries, Inc.	26,600	3,486,462
RPM International, Inc.	17,600	1,433,344
Sherwin-Williams Co.	28,800	7,189,056
The Mosaic Co.	85,900	5,712,350
The Scotts Miracle-Gro Co. Class A	6,000	737,760
Tronox Holdings PLC	273,400	5,410,586
Wacker Chemie AG	5,600	958,676
		109,199,744
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	9,100	3,502,499
Summit Materials, Inc. (a)	37,700	1,170,962
Vulcan Materials Co.	19,100	3,508,670
		8,182,131
Containers & Packaging - 0.2%
Aptargroup, Inc.	13,300	1,562,750
Avery Dennison Corp.	14,400	2,505,168
Ball Corp.	42,200	3,798,000
Crown Holdings, Inc.	28,600	3,577,574
Packaging Corp. of America	9,900	1,545,489
		12,988,981
Metals & Mining - 0.7%
Alcoa Corp.	82,700	7,445,481
Commercial Metals Co.	46,700	1,943,654
Compass Minerals International, Inc.	6,000	376,740
First Quantum Minerals Ltd.	125,300	4,337,867
Freeport-McMoRan, Inc.	223,900	11,136,786
Lundin Mining Corp.	107,200	1,086,449
Newmont Corp.	102,400	8,135,680
Reliance Steel & Aluminum Co.	15,200	2,786,920
Royal Gold, Inc.	8,800	1,243,264
Steel Dynamics, Inc.	14,400	1,201,392
		39,694,233
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	24,300	1,509,516
West Fraser Timber Co. Ltd.	10,300	847,465
		2,356,981
TOTAL MATERIALS		172,422,070
REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Alexandria Real Estate Equities, Inc.	24,500	4,930,625
American Tower Corp.	69,400	17,434,668
Americold Realty Trust	50,000	1,394,000
Crown Castle International Corp.	80,100	14,786,460
CubeSmart	284,500	14,802,535
Digitalbridge Group, Inc. (a)	269,400	1,939,680
Douglas Emmett, Inc.	80,100	2,676,942
EastGroup Properties, Inc.	8,800	1,788,864
Equinix, Inc.	17,400	12,904,188
Equity Lifestyle Properties, Inc.	90,300	6,906,144
Essex Property Trust, Inc.	28,500	9,846,180
Four Corners Property Trust, Inc.	210,900	5,702,736
Invitation Homes, Inc.	138,700	5,572,966
Lamar Advertising Co. Class A	40,800	4,740,144
Mid-America Apartment Communities, Inc.	42,800	8,964,460
Phillips Edison & Co., Inc.	41,200	1,416,868
Prologis (REIT), Inc.	144,700	23,366,156
RLJ Lodging Trust	478,300	6,734,464
Ryman Hospitality Properties, Inc. (a)	8,800	816,376
SITE Centers Corp.	263,500	4,403,085
Spirit Realty Capital, Inc.	53,200	2,448,264
Terreno Realty Corp.	26,200	1,940,110
Ventas, Inc.	177,100	10,937,696
VICI Properties, Inc.	209,200	5,953,832
Washington REIT (SBI)	111,800	2,850,900
Welltower, Inc.	55,400	5,326,156
		180,584,499
Real Estate Management & Development - 0.2%
CBRE Group, Inc.	61,600	5,637,632
Doma Holdings, Inc. Class A (a)	769,100	1,668,947
Jones Lang LaSalle, Inc. (a)	23,700	5,675,202
		12,981,781
TOTAL REAL ESTATE		193,566,280
UTILITIES - 2.7%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	72,200	7,203,394
Constellation Energy Corp.	118,300	6,654,375
Duke Energy Corp.	10,866	1,213,298
Edison International	107,400	7,528,740
Entergy Corp.	53,400	6,234,450
Exelon Corp.	206,900	9,854,647
FirstEnergy Corp.	157,400	7,218,364
NextEra Energy, Inc.	308,600	26,141,506
OGE Energy Corp.	50,200	2,047,156
PG&E Corp. (a)	624,057	7,451,241
PPL Corp.	137,500	3,927,000
Southern Co.	185,200	13,428,852
		98,903,023
Gas Utilities - 0.0%
Southwest Gas Corp.	12,700	994,283
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc. Class A	11,800	393,176
NextEra Energy Partners LP	30,300	2,525,808
Sunnova Energy International, Inc. (a)	41,291	952,170
The AES Corp.	311,300	8,009,749
Vistra Corp.	192,600	4,477,950
		16,358,853
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	180,800	5,539,712
Dominion Energy, Inc.	115,300	9,797,041
NiSource, Inc.	122,300	3,889,140
Public Service Enterprise Group, Inc.	122,400	8,568,000
Sempra Energy	66,500	11,179,980
		38,973,873
TOTAL UTILITIES		155,230,032
TOTAL COMMON STOCKS (Cost $5,840,941,887)		5,632,236,358

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.33% 4/28/22 to 6/2/22 (d) (Cost $2,758,668)	2,760,000	2,758,723

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (e) (Cost $75,390,729)	75,375,654	75,390,729

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,919,091,284)	5,710,385,810
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,269,469)
NET ASSETS - 100.0%	5,707,116,341

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	139	Jun 2022	31,488,713	2,348,588	2,348,588

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,987,247 or 0.1% of net assets.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,695,062.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	97,237,484	205,044,654	226,891,409	20,587	-	-	75,390,729	0.1%
Total	97,237,484	205,044,654	226,891,409	20,587	-	-	75,390,729

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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